CONSOLIDATED STATEMENT OF CASH FLOW - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operations
Income before income tax and social contribution	R$ 1,435,516	R$ 1,013,316	R$ 3,001,033
Adjustments to reconcile income with net cash from operations:
Depreciation and amortization	4,013,671	3,785,172	3,361,971
Gain on sale of property, plant and equipment (leaseback)	1,801	(44,036)	(1,210,980)
Residual value of property and equipment, and intangible assets written-off	54,104	19,528	11,704
Interest from obligations arising from asset retirement obligation	428	1,146	3,961
Provision for administrative and legal proceedings	372,469	375,242	359,973
Monetary correction of judicial deposits and administrative and judicial proceedings	97,805	41,010	28,857
Interest, monetary and exchange variations of borrowing and other financial adjustments	521,570	625,865	743,992
Lease interest payable	257,305	246,280	145,274
Lease interest receivable	(22,709)	(25,756)	(24,045)
Losses on doubtful accounts	316,387	266,442	230,357
Stock options	10,923	3,802	4,504
Total adjustments to reconcile income with net cash from operations	7,059,270	6,308,011	6,656,601
Decrease (increase) in operating assets:
Trade accounts receivable	99,674	(291,825)	535,736
Taxes and contributions recoverable	162,705	206,143	157,232
Inventory	20,149	(2,214)	122,313
Prepaid expenses	(40,490)	80,524	71,561
Judicial deposits	(53,217)	(128,256)	(70,491)
Other current assets	(26,129)	26,064	(75,204)
Increase (decrease) in operating liabilities:
Payroll, profit sharing and related charges	50,171	12,906	(9,256)
Suppliers	523,419	(296,014)	(1,808,097)
Tax, charges and contributions	(474,557)	(214,353)	(493,936)
Authorizations payable	(895,964)	199,163	(247,806)
Payment of legal and administrative proceedings	(439,670)	(413,209)	(429,261)
Deferred revenue	(415,651)	(337,806)	11,552
Other current liabilities	(165,598)	(156,886)	(142,760)
Net cash from operations	5,404,112	4,992,248	4,278,184
Cash from investment activities
Financial assets at fair value	(288,658)	119,461	(558,264)
Cash received from property and equipment sales	13,850	133,708	2,498,421
Additions to property and equipment, and intangible assets	(4,147,907)	(4,502,397)	(4,764,239)
Receipt of financial leases	22,140	20,929	19,148
Net cash used in investment activities	(4,400,575)	(4,228,299)	(2,804,934)
Cash from financing activities
New borrowing	646,853	1,304,492	1,262,351
Repayment of borrowing	(3,270,570)	(2,685,938)	(1,711,497)
Payment of finance leases	(219,189)	(199,747)	(101,240)
Derivative financial instruments	17,677	305,336	304,994
Purchase of treasury shares, net of disposals	(13,118)	0	0
Dividends and interest on equity paid	(332,658)	(460,309)	(360,447)
Net Cash from (used in) financing activities	(3,171,005)	(1,736,166)	(605,839)
Increase (decrease) in cash and cash equivalents, net	(2,167,468)	(972,217)	867,411
Cash and cash equivalents at the beginning of the year (Note 4)	5,128,186	6,100,403	5,232,992
Cash and cash equivalents at the end of the year (Note 4)	2,960,718	5,128,186	6,100,403
Supplementing disclosure on consolidated cash flow
Interest paid	584,853	573,538	456,076
Income tax and social contribution paid	297,079	364,563	222,450
Additions to property, plant and equipment, and intangible assets - without cash effects	(48,957)	(137,199)	(1,244,803)
Increase in lease obligations - without cash effects	R$ 48,957	R$ 137,199	R$ 1,244,803